Non-trading securities - Fair Value of Residual Contractual Maturity of Non-trading Securities (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013
Insurance subsidiary [Member]
Schedule of available-for-sale securities [Line items]
¥ 243,475
Less than 1 year	35,567
1 to 5 years	109,259
5 to 10 years	84,833
More than 10 years	¥ 13,816